Annual Fund Operating Expenses - MML VIP Wellington Small Cap Growth Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2028
Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.94%	[2]
Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.24%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.19%	[2]

[1]	Management Fees have been restated to reflect current fees.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to waive 0.05% of its management fees through April 30, 2028. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.